Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Leases
Summary of Components of Lease Cost
	Three months ended		Nine months ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Operating lease costs	$1,698,539	$1,000,749	$5,402,936	$3,029,654
Short term lease expense	242,011	35,152	404,511	136,149
Lease expense	1,940,550	1,035,901	5,807,447	3,165,803

Finance lease cost:
Amortization of lease assets	391,517	558,424	1,177,241	1,618,135
Interest on lease liabilities	1,129,382	1,120,925	3,350,698	3,385,978
Finance lease cost	1,520,899	1,679,349	4,527,939	5,004,113

Total lease costs	$3,461,449	$2,715,250	$10,335,386	$8,169,916

December 31, 2021
Operating lease costs	$4,765,566
Short term lease expense	191,403

Lease expense	4,956,969
Finance lease cost:
Depreciation and amortization of lease assets	1,619,093
Interest on lease liabilities	4,515,112

Finance lease cost	6,134,205

Total lease costs	$11,091,174

Summary of Other Information Related to Operating and Finance Leases
	Operating Lease	Finance Lease
Weighted average discount rate	11.51%	13.02%
Weighted average remaining lease term (in years)	9.71	15.75

Summary of Maturities of Lease Liabilities
	Operating Lease	Finance Lease

Remainder of 2022	$1,441,432	$1,147,681
2023	4,826,896	4,625,156
2024	4,552,956	4,763,910
2025	4,518,781	4,906,828
2026	4,370,472	5,054,033
Thereafter	22,192,154	64,884,898
Total undiscounted lease liabilities	41,902,691	85,382,506
Interest on lease liabilities	16,559,013	48,589,146
Total present value of minimum lease payments	25,343,678	36,793,360
Lease liability – current portion	2,423,413	62,783
Lease liability	$22,920,265	$36,730,577

	Operating Lease	Finance Lease
2022	$6,774,561	$4,493,443
2023	5,662,221	4,625,156
2024	5,281,010	4,763,910
2025	5,081,629	4,906,828
2026	4,647,394	5,054,033
Thereafter	23,921,870	64,884,897

Total undiscounted lease liabilities	51,368,685	88,728,267
Interest on lease liabilities	20,140,430	51,939,841

Total present value of minimum lease payments	31,228,255	36,788,426
Lease liability – current portion	3,441,710	13,712

Lease liability	$27,786,545	$36,774,714

Summary of Additional Information On the Right of Use Assets By Class of Assets
	Operating lease	Finance lease

Gross carrying amount
Balance, December 31, 2021	$30,099,933	$26,258,698

Measurement period adjustment (Note 10)	411,322	-
Additions (i)	2,163,935	-
Lease termination (ii)	(1,882,008)	-
Impairment (Note 13)	(4,840,390)	-
Transfer to assets held for sale (Note 14)	(1,406,339)	-
Balance, September 30, 2022	$24,546,453	$26,258,698

Depreciation
Balance, December 31, 2021	$2,437,086	$1,619,093

Additions	2,965,519	1,177,241
Balance, September 30, 2022	$5,402,605	$2,796,334

Carrying amount December 31, 2021	$27,662,847	$24,639,605
Carrying amount September 30, 2022	$19,143,848	$23,462,364

	Operating lease	Finance lease
Gross carrying amount
Balance, December 31, 2020	$-	$-
Acquired in the Qualifying Transaction (Note 3)	17,458,245	$26,176,837
Acquired in a business combination (Note 11)	15,715,655	-
Lease reclassification	(753,523)	753,523
Reassessment of purchase option and lease term (i)	-	5,850,523
Reassessment of lease term	(405,831)	-
Impairment (Note 16)	(275,320)	-
Transfer to assets held for sale (Note 16)	(2,215,440)	-
Transfer from assets held for sale (Note 16)	1,132,246	-
Additions	1,139,900	-
Disposals	(815,131)	(6,522,185)

Balance, December 31, 2021	$30,980,801	$26,258,698

Depreciation
Balance, December 31, 2020	$-	$-
Additions	2,616,515	1,619,093

Balance, December 31, 2021	$2,616,515	$1,619,093

Carrying amount December 31, 2020	$-	$-

Carrying amount December 31, 2021	$28,364,286	$24,639,605

Summary of leases loss on sale
Sale price	$6,389,816
Selling costs	(230,960)
Carrying value of building	(6,413,329)
Loss on disposal of asset	$(254,473)